Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Voyage revenues	$ 726,791	$ 624,480	$ 597,831
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	563,514	575,433	550,496
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	163,277	49,047	47,335
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	614,487	500,033	551,735
Time charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	474,180	489,848	540,379
Time charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	140,307	10,185	11,356
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	22,970	38,862	35,979
Voyage charters | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Voyage charters | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	22,970	38,862	35,979
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	89,334	85,585	10,117
Management fees and other | LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	89,334	85,585	10,117
Management fees and other | NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Lease revenue [Member]
Segment Reporting Information [Line Items]
Voyage revenues	603,189	516,500	563,829
Operating Lease, Variable Lease Income	5,365	5,198	5,755
Operating Lease, Lease Income	536,072	467,323	508,932
Direct Financing Lease, Interest Income	61,752	43,979	49,142
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	34,268	22,395	23,885
Non Lease Component
Segment Reporting Information [Line Items]
Voyage revenues	$ 123,602	$ 107,980	$ 34,002